ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2017	2016

Employees and payroll accruals	$15,837	$12,251
Accrued expenses	6,064	7,005
Advances from customers	356	1,022
Taxes payable	4,923	3,091
Warranty provision	1,443	1,287
Derivatives	921	536
Phantom share based payment	32	100
Other	424	418

	$30,000	$25,710